Fees and Expenses	Jul. 31, 2025 USD ($)
MFS Emerging Markets Equity Research Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Emerging Markets Equity Research Fund	Class A		Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Emerging Markets Equity Research Fund		Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		8.89%	8.89%	8.89%	8.89%	8.89%	8.89%	8.89%	8.88%
Expenses (as a percentage of Assets)		10.09%	10.84%	9.84%	10.84%	10.34%	10.09%	9.84%	9.83%
Fee Waiver or Reimbursement	[1]	(8.78%)	(8.78%)	(8.78%)	(8.78%)	(8.78%)	(8.78%)	(8.78%)	(8.84%)
Net Expenses (as a percentage of Assets)		1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination		November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.31% of the class' average daily net assets annually for each of Class A and Class R3 shares, 2.06% of the class' average daily net assets annually for each of Class C and Class R1 shares, 1.06% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.56% of the class' average daily net assets annually for Class R2 shares, and 0.99% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Emerging Markets Equity Research Fund - USD ($)	Class A	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 701	$ 309	$ 108	$ 209	$ 159	$ 133	$ 108	$ 101
Expense Example, with Redemption, 3 Years	2,574	2,312	2,056	2,312	2,185	2,121	2,056	2,048
Expense Example, with Redemption, 5 Years	4,261	4,177	3,820	4,177	4,001	3,911	3,820	3,812
Expense Example, with Redemption, 10 Years	$ 7,783	$ 7,880	$ 7,534	$ 7,966	$ 7,757	$ 7,647	$ 7,534	$ 7,528
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Emerging Markets Equity Research Fund	Class C USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 209
Expense Example, No Redemption, 3 Years	2,312
Expense Example, No Redemption, 5 Years	4,177
Expense Example, No Redemption, 10 Years	$ 7,880
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%
MFS Emerging Markets Equity Research Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Equity Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Equity Income Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	4.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Equity Income Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.10%
Expenses (as a percentage of Assets)		0.93%	1.68%	1.68%	0.68%	1.68%	1.18%	0.93%	0.68%	0.60%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination		November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2026. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.89% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class' average daily net assets annually for Class R2 shares, and 0.55% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Equity Income Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 661	$ 567	$ 267	$ 65	$ 167	$ 116	$ 91	$ 65	$ 56
Expense Example, with Redemption, 3 Years	851	826	526	214	526	371	292	214	187
Expense Example, with Redemption, 5 Years	1,056	1,109	909	375	909	645	511	375	330
Expense Example, with Redemption, 10 Years	$ 1,649	$ 1,784	$ 1,784	$ 843	$ 1,984	$ 1,428	$ 1,139	$ 843	$ 745
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Equity Income Fund - USD ($)		Class B	Class C
Expense Example, No Redemption, 1 Year	[1]	$ 167	$ 167
Expense Example, No Redemption, 3 Years	[1]	526	526
Expense Example, No Redemption, 5 Years	[1]	909	909
Expense Example, No Redemption, 10 Years	[1]	$ 1,784	$ 1,784
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
MFS Equity Income Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
MFS Intrinsic Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS Intrinsic Value Fund	Class A		Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Intrinsic Value Fund		Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fees (as a percentage of Assets)		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	1.00%	0.50%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.08%
Expenses (as a percentage of Assets)		5.96%	6.71%	5.71%	6.71%	6.21%	5.96%	5.71%	5.68%
Fee Waiver or Reimbursement	[1]	(5.02%)	(5.02%)	(5.02%)	(5.02%)	(5.02%)	(5.02%)	(5.02%)	(5.06%)
Net Expenses (as a percentage of Assets)		0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination		November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026	November 30, 2026
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.94% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.69% of the class' average daily net assets annually for each of Class C and Class R1 shares, 0.69% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.19% of the class' average daily net assets annually for Class R2 shares, and 0.62% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2026.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Intrinsic Value Fund - USD ($)	Class A	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Expense Example, with Redemption, 1 Year	$ 665	$ 272	$ 70	$ 172	$ 121	$ 96	$ 70	$ 63
Expense Example, with Redemption, 3 Years	1,823	1,535	1,253	1,535	1,395	1,324	1,253	1,241
Expense Example, with Redemption, 5 Years	2,959	2,851	2,419	2,851	2,638	2,529	2,419	2,403
Expense Example, with Redemption, 10 Years	$ 5,704	$ 5,824	$ 5,263	$ 5,951	$ 5,617	$ 5,442	$ 5,263	$ 5,239
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption [Table]
Expense Example, No Redemption - MFS Intrinsic Value Fund	Class C USD ($) [1]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	1,535
Expense Example, No Redemption, 5 Years	2,851
Expense Example, No Redemption, 10 Years	$ 5,824
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%
MFS Intrinsic Value Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.